Acquisitions and disposals (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Acquisitions And Disposals [Abstract]
Identifiable assets acquired and liabilities assumed and analysis of cash flows on acquisition

Identifiable assets acquired and liabilities assumed	Provisional fair values at 6 March 2025 US$bn
Intangible assets	2.2
Property, plant and equipment (including mineral interests)	5.5
Cash and cash equivalents	0.3
Borrowings(a)	(1.6)
Close-down, restoration and environmental provisions	(0.3)
Other provisions	(0.4)
Other assets and liabilities	0.2
Deferred tax liabilities (net of deferred tax assets)	(1.1)
Net assets	4.8
Non-controlling interest (NCI)(b)	(0.3)
Goodwill(c)	1.8
Net attributable assets (including Goodwill)	6.3
(a)Borrowings includes a US$0.2 billion loan advanced by Rio Tinto to Arcadium Lithium in January 2025.
(b)NCI relates to the Olaroz lithium carbonate mine in Argentina and the Nemaska Lithium development project in Canada, of which Arcadium Lithium holds interests of 66.5% and 50%, respectively. It has been valued at the pro rata share of the net identifiable assets.
(c)Provisional goodwill has been allocated to the Rio Tinto Lithium cash-generating units (including Rincon), and is not deductible for tax purposes. It principally relates to deferred tax liabilities on non-tax deductible fair value adjustments. It also includes synergies from complementary technologies and geographies and Rio Tinto's financial strength and project development experience that can accelerate volume growth. There have been no other additions or disposals of goodwill in the period.

Presentation in cash flow statement	2025 US$bn
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6.3
less: cash and cash equivalents balance acquired	(0.3)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired	6.0

Impact of the acquisition on net debt	2025 US$bn
Borrowings of Arcadium Lithium	1.6
less: convertible loan notes settled on change of control	(0.4)
less: cash and cash equivalents acquired	(0.3)
less: loan advanced to Arcadium prior to acquisition	(0.2)
Acquired net debt	0.7
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6.3
Cash payment to settle convertible loan notes	0.4
Change in net debt on acquisition	7.4